Cover	Feb. 07, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 07, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40026
Entity Registrant Name	GOAL Acquisitions Corp.
Entity Central Index Key	0001836100
Entity Tax Identification Number	85-3660880
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Hill Country Blvd
Entity Address, Address Line Two	Building R
Entity Address, Address Line Three	Suite 275
Entity Address, City or Town	Bee Cave
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(888)
Local Phone Number	717-7678
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of common stock and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one redeemable warrant
Trading Symbol	PUCKU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PUCK
Security Exchange Name	NASDAQ
Redeemable warrants exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	PUCKW
Security Exchange Name	NASDAQ